Leases and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous liabilities [abstract]
Summary of Leases and Other Liabilities

	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Leases
Office leases	1,199	1,614	1,743
Cars and equipment leases	69	4	12
Land lease	1,845	-	-
	3,113	1,618	1,755
Other liabilities
Mining contractor liability	3,500	5,950	5,940
	6,613	7,568	7,695